UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2003
                                               ---------------------------------

Check here if Amendment [ ];      Amendment Number:
This Amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holding entries.

Institutional Investment Manager Filing this Report:

Name:     JLB & Associates, Inc.
          ----------------------------------------------------------------------
Address:  44670 Ann Arbor Road, Suite 190
          ----------------------------------------------------------------------
          Plymouth, Michigan  48170
          ----------------------------------------------------------------------

          ----------------------------------------------------------------------

Form 13F File Number: 28-
                         --------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     James E. Bashaw
          ----------------------------------------------------------------------
Title:    Vice President
          ----------------------------------------------------------------------
Phone:    (734) 454-9191
          ----------------------------------------------------------------------

Signature, Place, and Date of Signing:

/s/ James E. Bashaw                 Plymouth, Michigan                07/15/2003
----------------------------------  -------------------------------   ----------
           [Signature]                       [City, State]              [Date]

Report type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager (s).)

[ ] 13F COMBINATION REPORT. (Check here is a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

Form 13F File Number                                Name

28-
   ----------------------      -------------------------------------------------
   [Repeat as necessary.]

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:        0
                                        -------------------

Form 13F Information Table Entry Total:   94
                                        -------------------

Form 13F Information Table Value Total: $ 306,742
                                        -------------------
                                            (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other that the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE

                          Form 13F INFORMATIONAL TABLE

       ITEM 1:            ITEM 2:     ITEM 3:     ITEM 4:    ITEM 5:           ITEM 6:        ITEM 7:          ITEM 8:
--------------------  -------------- ---------  ----------  ----------  -------------------- -------- -----------------------
   NAME OF ISSUER     TITLE OF CLASS  CUSIP        FAIR     SHARES OR       INVESTMENT       MANAGERS     VOTING AUTHORITY
                                      NUMBER      MARKET    PRINCIPAL       DISCRETION                ------- ------- -------
                                                   VALUE      AMOUNT    ------ ------ ------            (A)     (B)     (C)
                                                                         (A)    (B)    (C)             SOLE    SHARED   NONE
                                                                                      SHARED
                                                                         SOLE  SHARED OTHER
--------------------  -------------- ---------  ----------  ----------  ------ ------ ------ -------- ------- ------- -------
ABBOTT LABORATORIES        COM       002824100       8,078    184,595      X                                          184,595
ABERCROMBIE & FITCH        COM       002896207       4,243    149,335      X                                          149,335
ALLIANT TECHSYSTEMS        COM       018804104       7,332    141,244      X                                          141,244
AMBAC                      COM       023139108       2,609     39,375      X                                           39,375
AMERICAN EXPRESS           COM       025816109       4,990    119,339      X                                          119,339
AMETEK                     COM       031100100       5,478    149,475      X                                          149,475
AMGEN                      COM       031162100       6,038     91,566      X                                           91,566
ANHEUSER BUSCH             COM       035229103       6,004    117,605      X                                          117,605
APPLIED MATERIALS          COM       038222105         860     54,300      X                                           54,300
AVON PRODUCTS              COM       054303102       6,329    101,754      X                                          101,754
BANK OF AMERICA            COM       06605F102       1,812     22,934      X                                           22,934
BARR LABORATORIES INC      COM       068306109       5,574     85,092      X                                           85,092
BECKMAN COULTER INC        COM       075811109         215      5,300      X                                            5,300
BECTON DICKINSON           COM       075887109       1,484     38,200      X                                           38,200
BED BATH & BEYOND          COM       075896100       3,205     82,555      X                                           82,555
C S G SYSTEMS INTL         COM       126349109       3,166    223,150      X                                          223,150
CATALINA MARKETING         COM       148867104       5,149    291,721      X                                          291,721
CATERPILLAR                COM       149123101         542      9,740      X                                            9,740
CERTEGY INC                COM       156880106         749     26,975      X                                           26,975
CHRISTOPHER & BANKS        COM       171046105         849     22,955      X                                           22,955
CISCO SYSTEMS              COM       17275R102       3,100    184,609      X                                          184,609
CITIGROUP                  COM       172967101         525     12,273      X                                           12,273
CLARCOR INC                COM       179895107       1,681     43,600      X                                           43,600
COCA COLA                  COM       191216100       5,677    122,324      X                                          122,324
COLGATE PALMOLIVE          COM       194162103       1,566     27,017      X                                           27,017
CRANE                      COM       224399105         205      9,050      X                                            9,050
DELL COMPUTER              COM       247025109      11,823    371,312      X                                          371,312
DELTA AIR LINES            COM       247361108         194     13,225      X                                           13,225
DIONEX                     COM       254546104         248      6,250      X                                            6,250
DOLLAR TREE STORES         COM       256747106       4,312    135,711      X                                          135,711
DOVER                      COM       260003108         704     23,500      X                                           23,500
EATON                      COM       278058102       3,909     49,725      X                                           49,725
ECOLAB                     COM       278865100         330     12,900      X                                           12,900
EQUIFAX                    COM       294429105       3,938    151,475      X                                          151,475
ETHAN ALLEN INTERIORS      COM       297602104         316      9,000      X                                            9,000
EXPEDITORS INT'L           COM       302130109       3,445     99,965      X                                           99,965
FACTSET RESEARCH SYSTEMS   COM       303075105         251      5,700      X                                            5,700
FANNIE MAE                 COM       313586109       5,587     82,845      X                                           82,845
FORD                       COM       345370100       1,755    159,732      X                                          159,732
FREDDIE MAC                COM       313400301       5,566    109,640      X                                          109,640
GALLAGHER, (ARTHUR, J.)    COM       363576109       5,326    195,800      X                                          195,800
GANNETT                    COM       364730101       4,048     52,695      X                                           52,695
GARMIN LTD                 COM       G37260109       1,359     34,060      X                                           34,060
GENERAL DYNAMICS           COM       369550108       3,732     51,475      X                                           51,475
GENERAL MOTORS             COM       370442105       4,250    118,063      X                                          118,063
GRACO INC                  COM       384109104       7,326    228,936      X                                          228,936
GUIDANT CORP               COM       401698105       5,932    133,625      X                                          133,625
HA-LO INDUSTRIES INC       COM       404429102           0     40,000      X                                           40,000
HARLEY DAVIDSON INC        COM       412822108         526     13,200      X                                           13,200
I B M                      COM       459200101       6,150     74,543      X                                           74,543
I M S HEALTH               COM       449934108       3,968    220,558      X                                          220,558
INTEL                      COM       458140100       4,302    206,719      X                                          206,719
INVICTA CORP               COM       46183P106           3     86,000      X                                           86,000
JOHNSON CONTROLS           COM       478366107       1,818     21,240      X                                           21,240
JOHNSON & JOHNSON          COM       478160104       2,559     49,489      X                                           49,489
KB HOME                    COM       48666K109         792     12,785      X                                           12,785
KELLOGG                    COM       191216100         261      7,600      X                                            7,600
KEMET CORPORATION          COM       488360108         335     33,200      X                                           33,200
KIMBERLY-CLARK             COM       494368103       6,932    132,946      X                                          132,946
KING PHARMACEUTICALS INC   COM       495582108         527     35,679      X                                           35,679
LEXMARK INTL GROUP         COM       529771107       2,351     33,215      X                                           33,215
LILLY ELI & CO             COM       532457108       3,125     45,312      X                                           45,312
M B N A                    COM       55262L100       9,596    460,473      X                                          460,473
M G I C INVESTMENT         COM       552848103       5,520    118,350      X                                          118,350
MAYTAG                     COM       578592107       1,570     64,300      X                                           64,300
MC CORMICK                 COM       579780206       3,981    146,375      X                                          146,375
MCGRAW-HILL                COM       580645109       3,610     58,225      X                                           58,225
MERCK                      COM       589331107       5,716     94,402      X                                           94,402
METTLER TOLEDO INTL        COM       592688105       6,283    171,425      X                                          171,425
MICROSOFT                  COM       594918104         338     13,200      X                                           13,200
MONTEREY PASTA             COM       612570101          49     10,000      X                                           10,000
NATIONAL CITY CORP         COM       635405103       4,686    143,250      X                                          143,250
NORTH FORK BANCORP         COM       659424105         443     13,000      X                                           13,000
ORACLE                     COM       68389X105       8,885    739,799      X                                          739,799
PATTERSON DENTAL           COM       703412106       6,352    139,921      X                                          139,921
PEPSICO                    COM       713448108       1,024     23,018      X                                           23,018
PFIZER                     COM       717081103       4,992    146,186      X                                          146,186
PITNEY BOWES               COM       724479100       3,839     99,949      X                                           99,949
PLANTRONICS                COM       727493108       6,579    303,603      X                                          303,603
PPG INDUSTRIES             COM       693506107       1,570     30,950      X                                           30,950
PROCTER & GAMBLE           COM       742718109       2,820     31,617      X                                           31,617
PROVIDIAN FINANCIAL        COM       74406A102         879     94,950      X                                           94,950
RAYMOND JAMES FINL         COM       754730109       3,704    112,072      X                                          112,072
ROSS STORES                COM       778296103       2,780     64,700      X                                           64,700
S B C                      COM       78387G103         269     10,514      X                                           10,514
S E I C INVESTMENTS        COM       784117103       2,145     67,050      X                                           67,050
SAFEWAY                    COM       786514208       4,489    219,383      X                                          219,383
SCHERING-PLOUGH            COM       806605101       2,743    147,447      X                                          147,447
SKECHERS                   COM       830566105       1,297    175,250      X                                          175,250
SUPERIOR INDUSTRIES        COM       868168105       4,245    101,790      X                                          101,790
UNITED TECHNOLOGIES        COM       913017109       3,551     50,138      X                                           50,138
VERIZON COMMUNICATIONS     COM       92343V104       1,820     46,144      X                                           46,144
WAL-MART                   COM       931142103         266      4,947      X                                            4,947
WATERS                     COM       941848103       5,243    179,994      X                                          179,994